Summary of Significant Accounting Policies - Schedule of finite lived intangible assets useful lives (Details)	12 Months Ended
Dec. 31, 2021
Marketing-based
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Technology-based | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Technology-based | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Customer-based | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Customer-based | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	16 years
Trademark-based
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Workforce-based
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years